Note 9 - Commitments and Contingencies (Details) - Site Contingency - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Site Contingency [Line Items]
Site Contingency	$ 13	$ 28
Other Operating Sites [Member]
Site Contingency [Line Items]
Site Contingency	7	7
Sites Associated with Former Operations [Member]
Site Contingency [Line Items]
Site Contingency		10
Sites Associated With Non-imaging Health Business [Member]
Site Contingency [Line Items]
Site Contingency	$ 6	$ 11